Consolidated Statement of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Operating Activities:
Net Income	$ 1,072,585,000	$ 919,715,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	572,583,000	536,651,000
Change in deferred taxes, net	(54,899,000)	(103,203,000)
(Gain) loss on sale of investments	(3,095,000)	(5,177,000)
Stock Option Compensation Expense	26,308,000	5,902,000
Investment in equity method investees, net	(55,749,000)	(10,722,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(269,958,000)	273,337,000
Inventories, net	(45,188,000)	265,595,000
Prepaid expenses, other current and non-current assets	32,842,000	(284,718,000)
Accounts receivable, related parties	(19,484,000)	(31,244,000)
Accounts payable, related parties	101,235,000	70,428,000
Accounts payable, accrued expenses and other current and non-current liabilities	(63,275,000)	247,618,000
Income tax payable	2,411,000	(26,518,000)
Net cash provided by (used in) operating activities	1,296,316,000	1,411,724,000
Investing Activities:
Purchases of property, plant and equipment	(747,642,000)	(647,350,000)
Proceeds from sale of property, plant and equipment	13,586,000	11,167,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(386,968,000)	165,694,000
Proceeds from divestitures	193,135,000	42,513,000
Net cash (used in) provided by investing activities	(927,889,000)	(759,364,000)
Financing Activities:
Proceeds from short-term debt and other financial liabilities	818,691,000	211,027,000
Repayments of short-term debt and other financial liabilities	(219,120,000)	236,295,000
Proceeds from short-term debtfrom related parties	138,744,000	59,063,000
Repayments of short-term debt from related parties	(59,382,000)	0
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $178,593 in 2012 and $127,854 in 2011)	225,000	5,972,000
Repayments of long-term debt and capital lease obligations	(553,045,000)	264,693,000
Increase (decrease) of accounts receivable securitization program	(51,000,000)	45,750,000
Proceeds from exercise of stock options	46,522,000	67,234,000
Distributions to Noncontrolling interests	(234,742,000)	(201,884,000)
Contributions from noncontrolling interests	72,462,000	34,299,000
Payment of dividends [N]	(277,176,000)	(263,244,000)
Net cash (used in) provided by financing activities	(317,821,000)	(634,271,000)
Effect of exchange rate changes on cash and cash equivalents	29,731,000	(30,567,000)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	80,337,000	(12,478,000)
Cash and cash equivalents at beginning of period	549,500,000
Cash and cash equivalents at end of period	$ 629,837,000	$ 621,377,000